1WS CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (64.07%)
Residential (36.53%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006- OP2, Class M1(b)	1M US L + 0.25%	08/25/36	$656,935	$468,592
ACE Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(b)	1M US L + 0.45%	03/25/36	633,187	505,410
Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	28.40% - 1M US L	09/25/37	34,699	35,497
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M US L + 0.50%	09/25/37	1,023,322	357,344
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(c)	5.60% - 1M US L	09/25/37	945,915	142,266
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(b)	1M US L + 0.84%	03/25/36	704,794	676,109
Ameriquest Mortgage Securities, Inc., Series, Class M6, Series 2005-R6, Class M6(b)	1M US L + 1.73%	08/25/35	607,736	476,101
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(d)	1.48%	08/28/54	2,268,998	585,855
Argent Securities, Inc. Pass-Through Certificates, Series, Class M1, Series 2005-W5, Class M1(b)	1M US L + 0.69%	01/25/36	521,092	431,829
Banc of America Funding , Series 2007-5, Class CA8(b)(c)	5.35% - 1M US L	07/25/37	2,671,146	216,630
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)(e)	1M US L + 0.50%	07/25/36	292,986	322,460
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(e)	1M US L + 0.23%	01/25/37	815,524	772,383
Bellemeade Re 2020-3, Ltd., Series 2020-3A, Class M2(b)(d)(e)	1M US L + 4.85%	10/25/30	739,000	755,258
Bellemeade Re, Ltd., Series 2021-1A, Class M2(b)(d)(e)	30D US SOFR + 4.85%	03/25/31	797,000	804,890
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M US L + 0.50%	02/25/37	660,600	480,190
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(d)(e)	1M US L + 1.75%	10/25/37	807,000	662,789
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1(b)(d)	30D US SOFR + 5.25%	03/25/42	500,000	508,150
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1(b)(d)	30D US SOFR + 4.50%	04/25/42	338,000	332,829
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	191,699	123,550
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)	1M US L + 2.03%	08/25/35	528,586	456,487
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M US L + 0.45%	12/25/36	645,339	493,232
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007- OA4, Class 2A2(b)	1M US L + 0.64%	08/25/47	529,915	373,961
Domi BV, Series 2020-1, Class F(b)(e)	3M EUR L + 6.50%	04/15/52	€500,000	539,333
Domi BV, Series 2020-1, Class X2(b)(e)	3M EUR L + 6.75%	04/15/52	500,000	533,951
Domi BV, Series 2021-1, Class E(b)	3M EUR L + 6.50%	06/15/26	704,000	686,443
Domi BV, Series 2021-1, Class X2(b)	3M EUR L + 6.50%	06/15/26	411,000	426,487
Eagle RE, Ltd., Series 2021-1, Class M2(b)(d)(e)	30D US SOFR + 4.45%	10/25/33	$1,393,000	1,399,269
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M US L + 0.68%	02/25/36	1,626,000	460,483
Finance Ireland Rmbs, Series 3, Class F(b)	3M EUR L + 4.23%	06/24/61	€420,000	444,090
Finsbury Square 2021-2 PLC, Series 2021-2X, Class G(b)	3M SONIA IR + 5.25%	12/16/71	£371,000	427,565
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(e)	1M US L + 0.75%	11/25/36	$1,949,209	1,271,274
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(b)	1M US L + 0.60%	01/25/36	535,988	481,746
Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1(b)(d)	30D US SOFR + 3.75%	12/25/41	588,000	539,666
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2(b)(d)(e)	30D US SOFR + 3.75%	02/25/42	714,000	694,365
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class B1(b)(d)	30D US SOFR + 5.65%	04/25/42	563,000	568,067
Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M2(b)(d)(e)	30D US SOFR + 5.75%	09/25/42	600,000	630,420
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	1,936	2,575
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US L + 1.20%	08/25/37	547,743	279,130
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(b)(e)	1M US L + 0.60%	03/25/36	787,460	525,866
Home Equity Mortgage Trust Series INABS, Series, Class M2, Series 2005-D, Class M2(b)	1M US L + 0.71%	03/25/36	455,835	312,110

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Home RE, Ltd., Series 2022-1, Class M1C(b)(d)	30D US SOFR + 5.50%	10/25/34	$500,000	$490,800
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	229,262	199,641
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	879,841	587,822
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.48%	07/25/36	1,089,870	1,063,168
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(b)	4.16%	08/25/35	5	4
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(e)	3M EUR L + 0.84%	06/15/45	€500,000	340,005
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(e)	1M US L + 0.60%	01/25/37	$720,498	423,797
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M US L + 0.32%	10/25/36	722,384	355,413
Miravet Sarl - Compartment, Series 2019-1, Class E(b)(e)	3M EUR L + 3.00%	05/26/65	€500,000	485,411
Miravet Sarl - Compartment, Series 2020-1, Class E(b)(e)	3M EUR L + 4.00%	05/26/65	1,000,000	1,025,504
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M US L + 0.47%	04/25/37	$1,127,887	1,148,752
Oaktown Re VI, Ltd., Series 2021-1A, Class M1C(b)(d)	30D US SOFR + 3.00%	10/25/33	520,000	498,160
Oaktown Re VII, Ltd., Series 2021-2, Class M1B(b)(d)	30D US SOFR + 2.90%	04/25/34	562,000	530,472
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(e)	1M US L + 0.83%	08/25/36	1,079,359	957,823
Polaris PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	12/23/58	£189,316	233,141
Polaris PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.89%	10/23/59	371,000	488,031
Polaris PLC, Series 2022-2, Class E(b)	SONIA IR + 5.75%	05/23/59	795,579	956,700
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.49%	11/25/35	$395,096	277,910
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(e)(f)	3.53%	01/25/36	390,155	315,128
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(e)	1M US L + 0.19%	05/25/46	901,852	1,062,833
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(e)	1M US L + 0.65%	07/25/36	470,244	345,677
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(e)	1M US L + 0.70%	07/25/36	693,269	476,414
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M US L + 0.45%	02/25/36	1,379,654	467,013
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(b)(e)	3M SONIA IR + 6.50%	06/20/70	£500,000	628,136
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(e)	1M US L + 0.83%	12/25/35	$683,855	551,939
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M US L + 0.45%	05/25/36	625,961	461,584
Stratton Mortgage Funding, Series 2021-2X, Class X(b)(e)	3M SONIA IR + 4.00%	07/20/60	£243,823	301,829
Stratton Mortgage Funding PLC, Series 2021-3, Class X2(b)(e)	3M SONIA IR + 3.50%	06/12/24	217,634	268,122
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)(e)	1M US L + 0.75%	10/25/35	$985,511	793,238
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(e)	1M US L + 0.68%	11/25/35	1,270,504	1,101,018
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(e)	1M US L + 0.31%	09/25/36	1,907,568	1,019,214
SYON, Series 2020-2, Class E	6.27%	12/17/27	£1,058,203	1,326,129
Triangle Re, Ltd., Series 2021-2, Class M1C(b)(d)(e)	1M US L + 4.50%	10/25/33	$1,545,000	1,561,841
Twin Bridges PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	03/12/26	£363,000	445,062
Twin Bridges PLC, Series 2021-2, Class X2(b)	SONIA IR + 4.40%	09/12/26	459,000	546,355
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	06/12/27	377,000	449,492
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$328,588	361,545
Total Residential Mortgage Backed Securities				$42,749,775
Commercial (27.54%)
Ashford Hospitality Trust, Series 2018-KEYS, Class E(b)(d)(e)	1M US L + 4.15%	06/15/35	2,000,000	1,856,200
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E(b)(d)	1M US L + 3.40%	06/15/35	500,000	470,000
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(d)	1M US L + 4.00%	06/15/35	1,194,000	1,116,390
BAMLL Commercial Mortgage Securities Trust, Series 2021- JACX, Class F(b)(d)(e)	1M US L + 5.00%	09/15/23	2,500,000	2,294,250
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(d)(e)	1M US L + 4.00%	06/15/26	2,000,000	1,784,800
BFLD, Series 2019-DPLO, Class E(b)(d)(e)	1M US L + 2.24%	10/15/34	2,000,000	1,914,200
BFLD Trust, Series 2021-FPM, Class D(b)(d)(e)	1M US L + 4.65%	06/15/26	500,000	475,000
BPR Trust, Series 2021-WILL, Class E(b)(d)(e)	1M US L + 6.75%	06/15/23	500,000	473,450
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(d)(e)	5.10%	11/10/23	2,000,000	1,844,800
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(d)(e)	3.30%	10/10/24	564,000	457,178
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(d)(e)	4.94%	05/10/26	1,364,000	1,106,341
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(d)(e)	3.60%	07/15/24	1,000,000	848,400

Description	Rate	Maturity Date(a)	Principal Amount	Fair V alue
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Series 2015-PC1, Class D(b)(e)	4.29%	06/10/25	$656,000	$574,722
CSMC, Series 2020-FACT, Class D(b)(d)(e)	1M US L + 3.71%	10/15/25	500,000	455,700
CSMC, Series 2020-FACT, Class E(b)(d)(e)	1M US L + 4.86%	10/15/25	534,000	482,255
Great Wolf Trust, Series 2019-WOLF, Class E(b)(d)	1M US SOFR + 2.85%	12/15/24	526,000	504,592
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(d)	1M US L + 4.00%	12/15/36	839,000	760,218
HPLY Trust, Series 2019-HIT, Class F(b)(d)(e)	1M US L + 3.15%	11/15/36	497,694	476,840
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(d)(e)	1M US L + 4.02%	10/15/32	134,545	135,782
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(d)	3.59%	10/15/23	1,098,000	990,396
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class E(b)(d)(e)	5.06%	02/15/24	682,000	647,627
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class F(d)(e)	3.71%	02/15/24	500,000	454,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(d)(e)	4.52%	09/15/25	660,000	555,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(d)(e)	4.52%	09/15/30	1,448,487	715,843
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(d)	1M US L + 3.28%	11/15/34	500,000	459,400
Natixis Commercial Mortgage Securities Trust, Series 2019- FAME, Class C(b)(d)(e)	4.25%	08/15/24	679,000	627,057
Natixis Commercial Mortgage Securities Trust, Series 2019- FAME, Class D(b)(d)(e)	4.40%	08/15/24	378,000	344,131
SLIDE, Series 2018-FUN, Class F(b)(d)(e)	1M US L + 3.25%	06/15/31	511,031	500,759
SMR Mortgage Trust, Series 2022-IND, Class E(b)(d)(e)	1M US SOFR + 5.00%	02/15/24	964,590	898,227
SMR Mortgage Trust, Series 2022-IND, Class F(b)(d)(e)	1M US SOFR + 6.00%	02/15/24	486,154	441,670
TYLERPREF(g)(h)		12/29/25	2,000,000	2,000,000
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(d)(e)	3.15%	09/15/57	1,311,000	1,022,974
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(d)(e)	3.15%	09/15/57	489,500	370,796
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(d)(e)	3.15%	09/15/57	814,500	581,390
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class E(b)(d)(e)	4.93%	02/15/27	536,000	451,955
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class F(b)(d)(e)	4.93%	02/15/27	559,000	455,473
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class E(b)(d)(e)	4.20%	03/15/45	542,000	456,039
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class E(d)(e)	3.50%	12/15/46	249,000	227,785
Wilmot Plaza Mezz Loan, Class F(g)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$32,231,998

TOTAL MORTGAGE-BACKED SECURITIES (Cost $76,795,831)				$74,981,773

ASSET-BACKED SECURITIES (49.87%)
ACM Auto Trust 2023-1, Series 2023-1A, Class D(d)(e)	12.58%	07/22/24	1,250,000	1,255,250
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€272,707	268,782
Auto Abs Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)(e)	1M EUR L + 4.25%	02/28/30	1,000,000	1,022,678
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)	5.25%	01/31/39	562,981	551,205
Autonoria Spain 2022 FT, Series 2022-SP, Class E(b)	1M EUR L + 7.00%	01/29/40	500,000	536,126
BL Consumer Credit 2021, Series 2021-1, Class G	5.80%	09/25/38	561,000	570,002
Brignole Co. 2021 SRL, Series 2021-2021, Class F(b)	1M EUR L + 5.90%	07/24/36	424,000	447,997
CarNow Auto Receivables Trust 2023-1, Series 2023-1A, Class E(d)	12.04%	04/16/29	$423,000	425,369
CFG Investments, Ltd., Series 2021-1, Class A(d)(e)	4.70%	11/20/24	2,027,000	1,965,379
CFG Investments, Ltd., Series 2021-1, Class B(d)(e)	5.82%	10/20/25	2,065,000	2,046,002
CFG Investments, Ltd., Series 2021-1, Class C(d)(e)	7.48%	05/20/26	1,499,000	1,458,527
Conn's Receivables Funding LLC, Series 2022-A, Class B(d)(e)	9.52%	06/15/24	663,000	664,061
Conn's Receivables Funding LLC, Series 2022-A, Class C(d)	N/A	06/15/24	398,000	295,435

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Series 2022-C, Class E(d)	9.08%	09/15/26	$700,000	$660,450
CPS Auto Receivables Trust, Series 2022-D, Class E(d)	12.12%	11/16/26	1,156,000	1,202,702
CPS Auto Receivables Trust, Series 2023-A, Class E(d)(e)	10.59%	02/16/27	700,000	699,930
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(d)	4.37%	06/17/24	1,108,000	999,748
Dowson PLC, Series 2021-1, Class F(b)	1M SONIA IR + 6.45%	03/20/28	£363,000	440,095
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/24	461,000	529,241
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	05/20/25	381,000	448,061
Dowson PLC, Series 2022-2, Class E(b)	SONIA IR + 8.00%	05/20/25	651,000	800,738
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(d)(e)	5.53%	11/17/25	$500,000	452,950
E-Carat 11 PLC, Series 2020-11, Class G(b)(e)	1M SONIA IR + 5.00%	01/18/24	£139,381	169,790
Exeter Automobile Receivables Trust 2022-1, Series 2022-1A, Class E(d)(e)	5.02%	10/15/26	$1,070,000	889,598
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(d)	8.23%	03/15/30	1,001,000	929,929
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(d)	10.45%	06/15/27	1,507,000	1,478,518
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49	€1,074,249	1,068,363
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38	400,000	401,505
Flagship Credit Auto Trust, Series 2021-1, Class R(d)(g)	N/A(i)	04/17/28	$2,740	429,968
Flagship Credit Auto Trust, Series 2022-2, Class E(d)(e)	8.20%	12/15/26	1,250,000	1,170,000
Flagship Credit Auto Trust, Series 2022-4, Class E(d)	12.66%	06/15/27	1,016,000	1,077,265
Fortuna Consumer Loan ABS 2021 DAC, Series 2021-2021, Class E(b)	1M EUR L + 3.50%	10/18/30	€500,000	520,797
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(b)	3M EUR L + 12.00%	09/20/38	500,000	548,519
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32	474,030	480,194
FTA Santander Consumo 4, Series 2021-4, Class F	6.50%	09/18/32	150,000	161,457
GLS Auto Receivables Issuer Trust 2019-1, Series 2019-1A, Class CERT(d)(g)	N/A(i)	12/15/25	$1,645	184,859
GLS Auto Receivables Issuer Trust 2019-2, Series 2019-2A, Class R(d)(g)	N/A(i)	02/17/26	1,091	183,844
GLS Auto Receivables Issuer Trust 2019-3, Series 2019-3A, Class R(d)(g)	N/A(i)	08/15/23	882	178,143
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class R(d)(g)	N/A(i)	08/17/26	941	177,423
GLS Auto Receivables Trust 2018-3, Series 2018-3A, Class R(d)(g)	N/A(i)	08/15/25	1,656	180,729
Golden Bar Securitisation Srl, Series 2019-1, Class C	8.25%	07/20/39	€469,359	482,350
Golden Bar Securitisation Srl, Series 2021-1, Class E(e)	2.75%	09/22/41	529,000	535,706
Hertz Vehicle Financing LLC, Series 2021-1A, Class D(d)(e)	3.98%	12/25/24	$5,000,000	4,597,500
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(e)	3M US L + 1.15%	03/27/42	2,000,000	1,606,400
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(d)	8.45%	02/17/26	517,000	479,001
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(d)(g)	N/A(i)	02/15/26	1,296	174,868
Mercury financial Credit Card Master Trust B, Series 2023-1A, Class B	19.65%	03/20/25	500,000	499,999
National Collegiate Student Loan Trust, Series 2005-3, Class B (b)(e)	1M US L + 0.50%	07/27/37	2,547,000	1,815,247
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(d)(g)	N/A(i)	07/15/69	830	432,228
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(d)(g)	N/A(i)	07/15/69	2,865	1,491,967
Newday Funding Master Issuer PLC - Series 2021-1, Series 2021-1X, Class E(b)	SONIA IR + 4.05%	03/15/24	£452,000	534,456
NOW Trust, Series 2021-1, Class F(b)(e)	1M BBSW + 6.40%	06/14/29	AUD 437,023	308,473
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(c)(d)(g)	N/A(i)	05/17/27	$510,470	65,830
Pagaya AI Debt Selection Trust, Series 2021-1, Class B(d)(e)	2.13%	11/15/27	534,780	507,559
Pavillion Point of Sale 2021-1, Ltd., Series 2022-1, Class F(b)	SONIA IR + 4.30%	12/30/31	£394,000	467,381
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class E(b)(e)	1M EUR L + 3.50%	11/26/30	€738,544	789,737
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	1M EUR L + 4.50%	11/26/30	369,272	394,387
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class G	6.50%	11/26/30	266,667	283,933

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(d)(e)	10.04%	11/25/30	$1,000,000	$969,200
SAFCO Mezz WH 2021(g)	9.00%	06/17/26	787,802	787,802
Satus PLC, Series 2021-1, Class F(b)	1M SONIA IR + 5.40%	08/17/28	£600,000	690,962
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31	€400,000	384,545
SoFi Consumer Loan Program , Series 2020-1, Class R1(d)(g)	N/A(i)	01/25/29	$14,000	85,625
SoFi Professional Loan Program, Series 2020-A, Class R1(d)(g)	N/A(i)	05/15/46	14,661	395,862
Sofi Professional Loan Program , Series 2018-D, Class R1(d)(g)	N/A(i)	02/25/48	21,839	228,702
SoFi Professional Loan Program , Series 2020-B, Class R1(d)(g)	N/A(i)	05/15/46	10,000	411,492
SoFi Professional Loan Program , Series 2021-A, Class R1(d)(g)	N/A(i)	08/17/43	35,142	554,902
SoFi Professional Loan Program , Series 2021-B, Class R1(d)(g)	N/A(i)	02/15/47	11,625	503,624
Sofi Professional Loan Program LLC, Series 2019-B, Class R1(d)(g)	N/A(i)	08/17/48	135,353	1,364,223
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(d)(g)	N/A(i)	09/25/40	16,181	221,819
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(d)(g)	N/A(i)	06/15/48	32,016	274,477
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35	€416,440	426,744
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class E(e)	8.00%	02/25/35	70,000	76,329
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	1M EUR L + 5.49%	09/23/38	363,843	383,248
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class G(b)	1M EUR L + 5.00%	09/23/38	80,000	87,041
Theorem Funding Trust 2022-1, Series 2022-1A, Class B(d)	3.10%	02/15/28	$507,000	474,806
Theorem Funding Trust 2022-3, Series 2022-3A, Class B(d)(e)	8.95%	04/15/29	494,000	498,891
United Auto Credit Securitization Trust, Series 2022-1, Class E(d)(e)	5.00%	12/10/25	1,037,000	946,055
United Auto Credit Securitization Trust, Series 2022-2, Class D(d)	6.84%	08/10/25	513,000	500,432
United Auto Credit Securitization Trust, Series 2022-2, Class E(d)(e)	10.00%	08/10/26	475,000	459,990
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(d)(g)	N/A(i)	03/20/28	5,000,000	854,400
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(d)(g)	N/A(i)	11/20/26	1,000,000	266,090
Upstart Pass-Through Trust, Series 2021-ST10, Class CERT(d)(g)	N/A	01/20/30	300,000	96,387
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(d)(g)	N/A(i)	03/20/30	539,000	188,275
Upstart Pass-Through Trust Series, Series 2022-ST2, Class CERT(d)(g)	N/A(i)	04/20/30	500,000	214,275
Upstart Securitization Trust, Series 2022-1, Class C(d)	5.71%	09/20/26	500,000	396,150
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(d)(g)	N/A(i)	04/15/30	608	460,319
USASF Receivables LLC, Series 2021-1A, Class D(d)	4.36%	03/15/27	1,125,000	1,037,025
Zip Master Trust, Series 2021-1, Class D(b)	1M BBSW + 3.70%	04/10/24	AUD 500,000	340,149
Zip Master Trust, Series 2021-1, Class E(b)	1M BBSW + 5.70%	04/10/24	500,000	338,138

TOTAL ASSET-BACKED SECURITIES (Cost $66,105,681)				$58,356,630

COLLATERALIZED LOAN OBLIGATIONS (8.77%)(b)
ARES XLIV CLO, Ltd., Series 2017-44A, Class SUB(d)(g)	N/A(i)	04/15/34	$1,308,000	$464,340
Ares XXXVIII CLO, Ltd., Series 2015-38X, Class SUB(g)	N/A(i)	04/20/30	735,000	264,600
Barings CLO, Ltd. 2013-I, Series 2017-IA, Class ER(d)(e)	3M US L + 5.20%	01/20/28	514,000	487,529
Battalion Clo XV, Ltd., Series 2020-15A, Class SUB(d)(g)	N/A(i)	01/17/33	613,000	416,840
Buttermilk Park CLO, Ltd., Series 2018-1A, Class INC(d)(g)	N/A(i)	10/15/31	871,000	365,820
CFIP CLO 2014-1, Ltd., Series 2017-1A, Class ER(d)(e)	3M US L + 6.60%	07/13/29	1,833,000	1,665,647
Generate CLO 3, Ltd., Series 2017-3A, Class ER(d)	3M US L + 6.40%	10/20/29	250,000	234,575
Jamestown CLO II, Ltd., Series 2018-2A, Class CR(d)(e)	3M US L + 2.75%	04/22/30	516,000	496,856
KKR Financial CLO 2013-1, Ltd., Series 2017-1A, Class DR(d)(e)	3M US L + 6.08%	04/15/29	512,000	451,021
Magnetite XVI, Ltd., Series 2018-16A, Class ER(d)(e)	3M US L + 5.00%	01/18/28	549,000	526,107
Mountain View CLO X, Ltd., Series 2015-10A, Class E(d)(e)	3M US L + 4.85%	10/13/27	799,000	777,267
RR 2, Ltd., Series 2017-2A, Class SUB(d)(g)	N/A(i)	10/15/17	1,426,000	926,900
Shackleton CLO, Ltd., Series 2017-8A, Class ER(d)	3M US L + 5.34%	10/20/27	1,000,000	908,600

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Signal Peak CLO 6, Ltd., Series 2018-6A, Class SUB(d)(g)	N/A(i)	07/28/31	$3,272,000	$1,406,960
Symphony CLO XVII, Ltd., Series 2018-17A, Class ER(d)(e)	3M US L + 5.55%	04/15/28	523,560	512,565
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(d)	3M US L + 0.90%	11/05/35	529,000	142,830
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1(j)	3M US L + 0.80%	02/05/36	706,000	211,800

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,794,321)				$10,260,257

	Shares	Fair Value

PREFERRED STOCKS (0.48%)(b)(k)
New York Mortgage Trust, Inc., Series D	8,071	$167,957
New York Mortgage Trust, Inc., Series E	17,808	395,872

TOTAL PREFERRED STOCKS (Cost $482,862)		$563,829

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (15.48%)
BlackRock Liquidity Funds T-Fund, Institutional Class	4.08%	16,474,533	$16,474,533
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.17%	1,589,107	1,589,107
BNY Mellon U.S. Treasury Fund, Institutional Class	4.15%	44,912	44,913

TOTAL MONEY MARKET FUNDS (Cost $18,108,553)			$18,108,553

Fair Value
TOTAL INVESTMENTS (138.67%) (Cost $173,287,248)	$162,271,042

Liabilities in Excess of Other Assets (-38.67%)(l)	(45,247,454)
NET ASSETS (100.00%)	$117,023,588

Percentages above are stated as a percentage of net assets as of January 31, 2023

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
EURIBOR - Euro Interbank Offered Rate
SONIA IR - Sterling Over Night Index Average
BBSW - Bank Bill Swap Rate
T-BILL - U.S. Treasury Bill
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M EUR L - 1 Month EURIBOR as of January 31, 2023 was 2.18%
3M EUR L - 3 Month EURIBOR as of January 31, 2023 was 2.51%
1M US L - 1 Month USD LIBOR as of January 31, 2023 was 4.57%
3M US L - 3 Month USD LIBOR as of January 31, 2023 was 4.81%
3M T-Bill - 3 Month Treasury Bill as of January 31, 2023 was 4.58%
1M SONIA IR - 1 Month SONIA as of January 31, 2023 was 3.43%
3M SONIA IR - 3 Month SONIA as of January 31, 2023 was 3.17%
1M BBSW - 1 Month BBSW as of January 31, 2023 was 3.18%
30D US SOFR - 30 Day US SOFR as of January 31, 2023 was 4.31%
12M US FED – 12 Month US FED as of January 31, 2023 was 3.14%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Interest only security.
(d)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of January 31, 2023, the aggregate market value of those securities was $86,162,016, representing 73.63% of net assets.
(e)	On January 31, 2023, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $49,321,527.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2023.
(g)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	Non-income producing security.
(i)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(j)	Security was in default as of January 31, 2023, and is therefore non-income producing.
(k)	Perpetual maturity.
(l)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2023(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/24	10.95%	10,000,000	$(136,259)	$491,250	$354,991
The Markit CDX High Yield Series 37 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/26	6.73%	1,000,000	26,996	158,540	185,536
							$(109,263)	$649,790	$540,527

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Fair Value and Unrealized Appreciation/ (Depreciation)
Receive	LCH Ltd.	SOFRRATE	02/23/2027	300,000	USD	2.27%	$21,021
							$21,021

FUTURES CONTRACTS - LONG (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Fair Value and Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Long	1	March 2023	$205,648	$711
					$205,648	$711

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Fair Value and Unrealized Appreciation/ (Depreciation)
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	34	March 2023	$(3,893,531)	$(48,560)
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	351	March 2023	(38,344,008)	(352,681)
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	12	March 2023	(847,740)	(40,696)
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	82	March 2023	(11,164,812)	(196,958)
EURO BOBL	Wells Fargo Securities, LLC	Short	13	March 2023	(1,657,788)	28,042
GBP CURRENCY	Wells Fargo Securities, LLC	Short	107	March 2023	(8,247,694)	(79,684)
LONG GILT	Wells Fargo Securities, LLC	Short	1	March 2023	(128,845)	2,259
					(64,284,418)	(688,278)

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation:

1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions:

Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.Realized gains and losses on investment transactions reflected in the consolidated statement of operations are recorded on a first-in, first-out basis.

Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the consolidated statement of operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (subject to review and ratification by the Board). The Fund has a valuation committee (the “Valuation Committee”) comprised of officers of the Adviser which overseeing the implementation of the Fund’s valuation policies and procedures. Effective September 8, 2022, the Adviser has been designated as "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act) and shall have the day-to-day responsibility for fair valuing Fund portfolio securities.

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, 1WS may fair value certain investments using internal manager marks. As of January 31, 2023, approximately 2.95% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$42,749,775	$–	$42,749,775
Commercial Mortgage-Backed Securities	–	28,231,998	4,000,000	32,231,998
Asset-Backed Securities	–	47,948,497	10,408,133	58,356,630
Collateralized Loan Obligations	–	6,414,797	3,845,460	10,260,257
Preferred Stocks	563,829	–	–	563,829
Money Market Funds	18,108,553	–	–	18,108,553
Total	$18,672,382	$125,345,067	$18,253,593	$162,271,042
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$540,527	$–	$540,527
Interest Rate Swap Contracts	–	21,021	–	21,021
Future Contracts	711	–	–	711
Liabilities:
Future Contracts	$(688,278)	–	–	(688,278)
Total	$(687,567)	$561,548	$–	$(126,019)

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended January 31, 2023 of the Fund’s Level 3 portfolio investments:

1WS Credit Income Fund	Asset-Backed Securities	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Total
Balance as of October 31, 2022	$13,439,219	$4,418,860	$2,000,000	$19,858,079
Accrued discount/ premium	(985,334)	69,998	-	(915,336)
Realized Gain/(Loss)	152,784	(161,619)	-	(8,835)
Change in Unrealized Appreciation/(Depreciation)	(1,387,363)	138,572	45,455	(1,203,336)
Purchases	1,069,517	-	1,954,545	3,024,062
Sales Proceeds	(1,880,691)	(620,351)	-	(2,501,042)
Transfer into Level 3	-	-	-	-
Transfer out of Level 3	-	-	-	-
Balance as of January 31, 2023	$10,408,132	$3,845,460	$4,000,000	$18,253,592

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023	$(1,235,675)	$(19,475)	$45,455	(1,209,695)

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2023:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset Backed Securities	$9,620,331	Broker Pricing	Indicative Quotes	$13 - 75,720	(1)
Asset Backed Securities	$787,801	Internal Model	Loss Severity analysis	$100	(2)
Collateralized Loan Obligations	$3,845,460	Broker Pricing	Indicative Quotes	$35 - 68
Commercial Mortgage-Backed Securities	$4,000,000	Internal Model	Loss Severity analysis	$100	(3)

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns 0.38% - 14.25%.
(2)	Input is due to immaterial delinquencies on the underlying collateral.
(3)	Inputs are based on a yields ranging from 11.72% - 13.75%.